PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.


                              STRONG INDEX 500 FUND


    Supplement to the Statement of Additional Information dated May 1, 2003.

DIRECTORS AND OFFICERS
Effective January 14, 2004, under "DIRECTORS AND OFFICERS", the Director and Officer table on page 15 is deleted and replaced with the following:


                           DATE FIRST
                            POSITIONS     ELECTED OR
   NAME, ADDRESS,             HELD        APPOINTED         PRINCIPAL OCCUPATIONS DURING
      AND AGE             WITH FUNDS     TO OFFICE                 PAST 5 YEARS               CERTAIN OTHER DIRECTORSHIPS HELD
---------------------------- -------------- ------------- --------------------------------------- ---------------------------------
Willie D. Davis           Director          July      President and Chief Executive Officer   Director   of    Wisconsin    Energy
161 North La Brea                           1994      of All Pro Broadcasting, Inc. since     Corporation  (formerly WICOR,  Inc.)
Inglewood, CA  90301                                  1977.                                   (a  utility   company)  since  1990,
Age 69                                                                                        Metro-Goldwyn-Mayer,     Inc.    (an
                                                                                              entertainment  company)  since 1998,
                                                                                              Bassett Furniture  Industries,  Inc.
                                                                                              since   1997,   Checker's   Drive-In
                                                                                              Restaurants,  Inc. (formerly Rally's
                                                                                              Hamburgers,    Inc.)   since   1994,
                                                                                              Johnson    Controls,     Inc.    (an
                                                                                              industrial  company) since 1992, MGM
                                                                                              Mirage  (formerly  MGM Grand,  Inc.)
                                                                                              (an   entertainment/hotel   company)
                                                                                              since  1990,  Dow  Chemical  Company
                                                                                              since 1988,  Sara Lee Corporation (a
                                                                                              food/consumer    products   company)
                                                                                              since  1983,   Alliance  Bank  since
                                                                                              1980,    and   Manpower    Inc.   (a
                                                                                              world-wide   provider   of  staffing
                                                                                              services)   since  2001,  and  Kmart
                                                                                              Corporation  (a  discount   consumer
                                                                                              products   company)   from  1985  to
                                                                                              2003,  and Trustee of the University
                                                                                              of Chicago  since 1980 and Marquette
                                                                                              University since 1988.

Stanley Kritzik           Director          January   Partner of Metropolitan Associates (a   Director   of    Wisconsin    Health
1123 North Astor Street                     1995      real estate firm) since 1962.           Information  Network since  November
Milwaukee, WI  53202                                                                          1997, Health Network Ventures,  Inc.
Age 73                    Chairman of        July                                             from 1992 to April  2000;  Member of
                          the Audit          2000                                             the Board of  Governors  of Snowmass
                          Committee                                                           Village  Resort   Association   from
                                                                                              October 1999 until October 2002, and
                                                                                              Director of Aurora Health Care from
                                                                                              September 1987 to September 2002.

William F. Vogt           Director         January     Senior Vice  President  of IDX Systems                None
P.O. Box 7657                                1995      Corporation  (a management  consulting
Avon, CO  81620                                        firm)  since June 2001;  President  of
Age 56                    Chairman         January     Vogt Management Consulting,  Inc. from
                          of the             1995      July 1990 to June 2001;  former Fellow
                          Independent                  of the  American  College  of  Medical
                          Directors                    Practice Executives.
                          Committee

Neal Malicky              Director         December    President  Emeritus of Baldwin-Wallace  Director of Aspire Learning
4608 Turnberry Drive                         1999      College  since July  2000;  Chancellor  Corporation since June 2000;
Lawrence, KS  66047                                    of  Baldwin-Wallace  College from July  Trustee of Southwest Community
Age 69                                                 1999  to  June  2000;   President   of  Health Systems, Cleveland
                                                       Baldwin-Wallace   College   from  July  Scholarship Program, and The
                                                       1981 to June 1999.                      National Conference for Community
                                                                                               and Justice until 2001; President
                                                                                               of the National Association of
                                                                                               Schools and Colleges of the United
                                                                                               Methodist Church, Chairperson of the
                                                                                               Association of Independent Colleges
                                                                                               and Universities of Ohio, and
                                                                                               Secretary of the National Association
                                                                                               of Independent Colleges and
                                                                                               Universities until 2001.

Gordon B. Greer           Director         March       Of Counsel for Bingham  McCutchen  LLP                  None
P.O. Box 2936                                2002      (a  law  firm   previously   known  as
Milwaukee, WI  53201                                   Bingham   Dana   LLP)   from  1997  to
Age 71                                                 February 2002.

                                                       From 1967 to 1997, Mr.Greer served as a
                                                       Partner of Bingham McCutchen.  On behalf
                                                       of Bingham  McCutchen, Mr. Greer provided
                                                       representation to the disinterested
                                                       directors  of  the Strong Funds from 1991
                                                       to February 2002. Bingham  McCutchen has
                                                       provided representation to the Independent
                                                       Directors of the Strong Funds since 1991.
OFFICERS

Ane K. Ohm                   Anti-Money    November    Assistant  Executive Vice President of                  None
P.O. Box 2936                Laundering      2002      the  Advisor  since   December   2001;
Milwaukee, WI  53201         Compliance                Assistant   Executive  Vice  President
Age 34                       Officer                   and Anti-Money  Laundering  Compliance
                                                       Officer     of    Strong     Financial
                                                       Corporation  since  November  2003 and
                                                       February 2003, respectively;  Director
                                                       of  Mutual  Fund   Administration   of
                                                       Strong Investor Services,  Inc., since
                                                       April 2001;  Vice  President of Strong
                                                       Investor    Services,    Inc.,   since
                                                       December  2001;   Marketing   Services
                                                       Manager of Strong  Investments,  Inc.,
                                                       from November 1998 to April 2001;  and
                                                       Retail Services  Financial  Manager of
                                                       Strong Investments,  Inc. from January
                                                       1997 to November 1998.

Christopher O. Petersen      Vice          May         Managing  Counsel of Strong  Financial                  None
P.O. Box 2936                President       2003      Corporation    since    March    2003;
Milwaukee, WI  53201         and                       Assistant    Secretary    of    Strong
Age 33                       Assistant                 Investor  Services,  Inc.  since  June
                             Secretary                 2003;   Corporate   Counsel   at  U.S.
                                                       Bancorp  Asset  Management,  Inc. from
                                                       May 2001  to  March  2003;  Corporate
                                                       Counsel   at  First   American   Asset
                                                       Management,   a  division   U.S.  Bank
                                                       National  Association  ("FAAM"),  from
                                                       September    1999    to   May    2001;
                                                       Compliance   Officer   at  FAAM   from
                                                       January   1999  to   September   1999;
                                                       Associate   at  Mauzy  Law  Firm  from
                                                       September 1997 to December 1998.

Phillip O. Peterson          President     January     Mr.   Peterson   is  a   mutual   fund   Director  of The  Hartford  Group of
11155 Kane Trail                           2004        industry   consultant.   He   was   an   Mutual  Funds (71 funds) since 2002;
Northfield, MN  55057                                  accountant   at  KPMG  LLP  from  1970   Director  of the Fortis  Mutual Fund
Age 59                                                 until July 1999,  most  recently  as a   Group (38  funds)  from  2000  until
                                                       Partner. 2002.

Richard W. Smirl             Vice          February    Senior  Counsel  of  Strong  Financial                  None
P.O. Box 2936                President     2002        Corporation   since   December   2001;
Milwaukee, WI  53201                                   Assistant   Executive  Vice  President
Age 36                       Secretary     November    since December 2001;  Secretary of the
                                           2001        Advisor since November 2002; Assistant
                                                       Secretary of the Advisor from December
                                                       2001 to November 2002; Senior  Counsel
                                                       of the    Advisor from    July 2000 to
                                                       December 2001; General Counsel of Strong
                                                       Investments, Inc. ("Distributor") since
                                                       November  2001; Vice President,
                                                       Secretary, and Chief Compliance Officer of
                                                       the Distributor  since July 2000; Lead
                                                       Counsel of the Distributor  from July
                                                       2000 to November 2001; Vice President and
                                                       Secretary  of Strong Investor Services,
                                                       Inc.,  since December 2001; Partner at
                                                       Keesal, Young & Logan LLP (a law firm) from
                                                       September 1999 to July 2000; Associate at
                                                       Keesal, Young & Logan LLP from  September
                                                       1992 to September 1999.

Gilbert L. Southwell III     Assistant     July        Associate  Counsel of Strong Financial                  None
P.O. Box 2936                Secretary     2001        Corporation   since   December   2001;
Milwaukee, WI  53201                                   Assistant  Secretary  of  the  Advisor
Age 49                                                 since   December    2002;    Associate
                                                       Counsel of the Advisor from   April  2001  to
                                                       December 2001; Partner at  Michael,   Best  &
                                                       Friedrich,  LLP (a law firm)   from   October
                                                       1999  to  March  2001; Assistant      General
                                                       Counsel of U.S.  Bank, National   Association
                                                       (formerly      Firstar Bank,   N.A.)   and/or
                                                       certain     of     its subsidiaries      from
                                                       November    1984    to September 1999.

John W. Widmer               Treasurer     April       Treasurer  of the Advisor  since April                  None
P.O. Box 2936                              1999        1999;    Assistant    Secretary    and
Milwaukee, WI  53201                                   Assistant    Treasurer    of    Strong
Age 38                                                 Financial  Corporation  since December
                                                       2001;   Treasurer   of Strong         Service
                                                       Corporation      since April 1999;  Treasurer
                                                       and          Assistant Secretary   of  Strong
                                                       Investor     Services, Inc.  since July 2001;
                                                       and   Manager  of  the Financial   Management
                                                       and  Sales   Reporting Systems  department of
                                                       the  Advisor  from May 1997 to April 1999.

Thomas M. Zoeller            Vice          October     Executive   Vice   President   of  the                  None
P.O. Box 2936                President     1999        Advisor   since  April   2001;   Chief
Milwaukee, WI  53201                                   Financial   Officer  of  the   Advisor
Age 39                                                 since February 1998;  Secretary of the
                                                       Advisor from  December 2001 to November 2002;
                                                       Member  of the  Office of the Chief Executive
                                                       of  Strong   Financial Corporation  since May
                                                       2001;  Chief Financial Officer and  Treasurer
                                                       of Strong Investments, Inc.   since   October
                                                       1993;  Executive  Vice President          and
                                                       Secretary   of  Strong Investor     Services,
                                                       Inc.  since July 2001; Executive         Vice
                                                       President,       Chief Financial Officer, and
                                                       Secretary   of  Strong Service    Corporation
                                                       since  December  2001; Treasurer   of  Strong
                                                       Service    Corporation from September 1996 to
                                                       April    1999;    Vice President   of  Strong
                                                       Service    Corporation from   April  1999  to
                                                       December 2001;  Member of the  Office  of the
                                                       Chief Executive of the Advisor from  November
                                                       1998  until  May 2001; Senior Vice  President
                                                       of  the  Advisor  from February 1998 to April
                                                       2001;   and  Treasurer and  Controller of the
                                                       Advisor  from  October 1991 to February 1998.


The first paragraph under "DIRECTORS AND OFFICERS" on page 15 is deleted and replaced with the following:

The Board of Directors (collectively "Board" and individually, "Director") of the Fund is responsible for managing the Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years and other information, are shown below. Each officer and Director holds the same position with the 27 registered open-end management investment companies consisting of 72 mutual funds ("Strong Family of Funds"). Each Director will hold office until the next annual meeting of shareholders at which his successor is elected, until there is a decrease in the number of Directors that takes effect after the expiration of his term, or until his death, resignation, or removal. Officers are elected by the Board annually or as otherwise required.

Footnote number 2 on page 19 of the Directors' Fund Ownership table is deleted and replaced with the following:

(2) This Director is deemed an "interested person" as defined in the 1940 Act. Effective December 2, 2003, Mr. Strong resigned from the Board.

CUSTOMER IDENTIFICATION REQUIREMENT
The Fund is required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, the Fund may be unable to open an account for you. If the Fund is unable to verify your identity, it may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next net asset value (NAV) minus any applicable sales charge, and/or take other action it deems reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.



The date of this Statement of Additional Information Supplement is January 28, 2004.



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